Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
VIP Investment Grade Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® VIP Investment Grade Central Fund
Class Name	VIP Investment Grade Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® VIP Investment Grade Central Fund $10,000 $10,018 $10,489 $10,957 $10,956 $12,037 $13,225 $13,189 $11,515 $12,221 $12,450 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® VIP Investment Grade Central Fund 1.88% 0.68% 2.22% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,930,591,983
Holdings Count | shares	1,895
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,930,591,983
Number of Holdings	1,895
Total Advisory Fee	$0
Portfolio Turnover	196%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.0 AAA 7.8 AA 0.5 A 8.0 BBB 16.0 BB 1.5 B 0.9 Not Rated 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 66.0 AAA - 7.8 AA - 0.5 A - 8.0 BBB - 16.0 BB - 1.5 B - 0.9 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.2 Corporate Bonds 24.7 U.S. Government Agency - Mortgage Securities 17.8 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 3.9 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.2 Corporate Bonds - 24.7 U.S. Government Agency - Mortgage Securities - 17.8 Asset-Backed Securities - 7.5 CMOs and Other Mortgage Related Securities - 3.9 Other Investments - 0.1 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.2)% United States 90.7 Grand Cayman (UK Overseas Ter) 5.1 Mexico 0.8 United Kingdom 0.7 Ireland 0.6 Netherlands 0.4 Switzerland 0.3 Bailiwick Of Jersey 0.3 Germany 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Grand Cayman (UK Overseas Ter) - 5.1 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.6 Netherlands - 0.4 Switzerland - 0.3 Bailiwick Of Jersey - 0.3 Germany - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 37.0 US Treasury Bonds 11.2 Fannie Mae Mortgage pass-thru certificates 6.4 Ginnie Mae II Pool 5.0 Freddie Mac Gold Pool 4.5 Morgan Stanley 1.4 Bank of America Corp 1.1 JPMorgan Chase & Co 1.0 Uniform Mortgage Backed Securities 1.0 Citigroup Inc 0.9 69.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec